STOCKHOLDERS’ EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
SCHEDULE OF STOCK OPTIONS ACTIVITY

The following table reflects all outstanding and exercisable options on December 31, 2023. All stock options immediately vest and are exercisable for a period of five to ten years from the date of issuance.

			Average
	Number of		Remaining
	Options	Average	Contractual Life
	Outstanding	Exercise Price	(Years)
Outstanding, December 31, 2021	1,915,000	1.01	2.79
Issued in 2022	420,000	0.15	6.96
Exercised in 2022	430,000	1.00	–
Outstanding, December 31, 2022	1,905,000	0.56	4.74
Issued in 2023	420,000	0.15	8.98
Exercised in 2023	1,115,000	0.98	-
Outstanding, December 31, 2023	1,210,000	0.04	8.22